Pension and Other Benefit Programs - Defined Benefit Plan Assets Measured at Fair Value (Detail) - USD ($) $ in Millions		Oct. 03, 2020	Sep. 28, 2019
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		100.00%	100.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 16,369	$ 15,640
Cash
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		1.00%	1.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 207
Equity Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix	[1]	20.00%	22.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy	[1]	$ 3,308
Mutual Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		7.00%	7.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 1,154
US Government Debt Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		16.00%	16.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 2,680
Corporate Bond Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		6.00%	4.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 935
Other Mortgage and Asset Backed Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		1.00%	1.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 106
Derivatives and Other, Net
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		0.00%	0.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 5
Common Collective Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		24.00%	24.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 3,993	$ 3,691
Alternative Investments Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		21.00%	17.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 3,375	$ 2,725
Money Market Funds and Other
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of plan assets mix		4.00%	8.00%
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 606	$ 1,293
Total Investments at Fair Value
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		8,395
Level 1 | Cash
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		207	197
Level 1 | Equity Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy	[1]	3,308	3,468
Level 1 | Mutual Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		1,154	1,140
Level 1 | US Government Debt Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		2,326	2,042
Level 1 | Corporate Bond Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		0	0
Level 1 | Other Mortgage and Asset Backed Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		0	0
Level 1 | Derivatives and Other, Net
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		(2)	(6)
Level 1 | Total Investments at Fair Value
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		6,993	6,841
Level 2 | Cash
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		0	0
Level 2 | Equity Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy	[1]	0	0
Level 2 | Mutual Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		0	0
Level 2 | US Government Debt Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		354	404
Level 2 | Corporate Bond Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		935	580
Level 2 | Other Mortgage and Asset Backed Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		106	127
Level 2 | Derivatives and Other, Net
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		7	(21)
Level 2 | Total Investments at Fair Value
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy		$ 1,402	1,090
Level 1 and 2 | Cash
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy			197
Level 1 and 2 | Equity Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy	[1]		3,468
Level 1 and 2 | Mutual Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy			1,140
Level 1 and 2 | US Government Debt Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy			2,446
Level 1 and 2 | Corporate Bond Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy			580
Level 1 and 2 | Other Mortgage and Asset Backed Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy			127
Level 1 and 2 | Derivatives and Other, Net
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy			(27)
Level 1 and 2 | Total Investments at Fair Value
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets in the Fair Value Hierarchy			$ 7,931

[1]	Includes 2.9 million shares of Company common stock valued at $355 million (2% of total plan assets) and 2.9 million shares valued at $373 million (2% of total plan assets) at October 3, 2020 and September 28, 2019, respectively.